Gains and Losses Information Related to Net Investment Hedges (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ (53,252)	¥ (102,150)	¥ (65,851)
Ineffective portion recorded in income	(2,678)	(7,316)	(2,908)
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	(53,252)	(102,150)	(65,851)
Ineffective portion recorded in income	¥ (2,678)	¥ (7,316)	¥ (2,908)